Expense Example (dei_DocumentInformationDocumentAxis, USD $)	0 Months Ended
May 01, 2013
(Wells Fargo Advantage VT International Equity Fund) | Class 1
Expense Example:
Expense Example, with Redemption, 1 Year	$ 72
Expense Example, with Redemption, 3 Years	286
Expense Example, with Redemption, 5 Years	519
Expense Example, with Redemption, 10 Years	1,187
(Wells Fargo Advantage VT Omega Growth Fund) | Class 1
Expense Example:
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	250
Expense Example, with Redemption, 5 Years	439
Expense Example, with Redemption, 10 Years	985
(Wells Fargo Advantage VT Opportunity Fund) | Class 1
Expense Example:
Expense Example, with Redemption, 1 Year	78
Expense Example, with Redemption, 3 Years	264
Expense Example, with Redemption, 5 Years	467
Expense Example, with Redemption, 10 Years	1,052
(Wells Fargo Advantage VT Small Cap Growth Fund) | Class 1
Expense Example:
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	303
Expense Example, with Redemption, 5 Years	525
Expense Example, with Redemption, 10 Years	1,166
(Wells Fargo Advantage VT Small Cap Value Fund) | Class 1
Expense Example:
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	330
Expense Example, with Redemption, 5 Years	587
Expense Example, with Redemption, 10 Years	1,322
(Wells Fargo Advantage VT Discovery Fund) | Class 2
Expense Example:
Expense Example, with Redemption, 1 Year	117
Expense Example, with Redemption, 3 Years	378
Expense Example, with Redemption, 5 Years	659
Expense Example, with Redemption, 10 Years	1,461
(Wells Fargo Advantage VT Index Asset Allocation Fund) | Class 2
Expense Example:
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	346
Expense Example, with Redemption, 5 Years	610
Expense Example, with Redemption, 10 Years	1,363
(Wells Fargo Advantage VT International Equity Fund) | Class 2
Expense Example:
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	365
Expense Example, with Redemption, 5 Years	653
Expense Example, with Redemption, 10 Years	1,474
(Wells Fargo Advantage VT Intrinsic Value Fund) | Class 2
Expense Example:
Expense Example, with Redemption, 1 Year	103
Expense Example, with Redemption, 3 Years	351
Expense Example, with Redemption, 5 Years	619
Expense Example, with Redemption, 10 Years	1,385
(Wells Fargo Advantage VT Omega Growth Fund) | Class 2
Expense Example:
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	329
Expense Example, with Redemption, 5 Years	575
Expense Example, with Redemption, 10 Years	1,278
(Wells Fargo Advantage VT Opportunity Fund) | Class 2
Expense Example:
Expense Example, with Redemption, 1 Year	103
Expense Example, with Redemption, 3 Years	343
Expense Example, with Redemption, 5 Years	602
Expense Example, with Redemption, 10 Years	1,343
(Wells Fargo Advantage VT Small Cap Growth Fund) | Class 2
Expense Example:
Expense Example, with Redemption, 1 Year	122
Expense Example, with Redemption, 3 Years	381
Expense Example, with Redemption, 5 Years	660
Expense Example, with Redemption, 10 Years	1,455
(Wells Fargo Advantage VT Small Cap Value Fund) | Class 2
Expense Example:
Expense Example, with Redemption, 1 Year	117
Expense Example, with Redemption, 3 Years	408
Expense Example, with Redemption, 5 Years	720
Expense Example, with Redemption, 10 Years	1,607
(Wells Fargo Advantage VT Total Return Bond Fund) | Class 2
Expense Example:
Expense Example, with Redemption, 1 Year	93
Expense Example, with Redemption, 3 Years	299
Expense Example, with Redemption, 5 Years	522
Expense Example, with Redemption, 10 Years	$ 1,163